Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	AEON Biopharma, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001837607
Amendment Flag	false